Assets Held for Sale - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Reserve of foreign exchange differences on translation	$ 20	$ 23